Premises and equipment	12 Months Ended
Dec. 31, 2013
Premises and equipment
19 Premises and equipment

end of	2013	2012
Premises and equipment (CHF million)
Buildings and improvements	2,415	2,429
Land	491	501
Leasehold improvements	2,043	2,174
Software	5,740	5,324
Equipment	2,370	3,160
Premises and equipment	13,059	13,588
Accumulated depreciation	(7,968)	(7,970)
Total premises and equipment, net	5,091	5,618

Depreciation and impairment

in	2013	2012	2011
CHF million
Depreciation	1,236	1,229	1,078
Impairment	65	17	87

In 2011, the estimated useful lives for leasehold and building improvements in Switzerland were increased from five to ten years, based on a change in estimate. The cumulative effect of adopting this change in estimate on January 1, 2011 was a decrease in depreciation expense of CHF 64 million (CHF 56 million after tax).

Bank
Premises and equipment
18 Premises and equipment

end of	2013	2012
Premises and equipment (CHF million)
Buildings and improvements	2,201	2,210
Land	466	476
Leasehold improvements	2,031	2,159
Software	5,734	5,323
Equipment	2,288	3,080
Premises and equipment	12,720	13,248
Accumulated depreciation	(7,825)	(7,832)
Total premises and equipment, net	4,895	5,416

Depreciation and impairment

in	2013	2012	2011
CHF million
Depreciation	1,227	1,218	1,067
Impairment	65	17	84

In 2011, the estimated useful lives for leasehold and building improvements in Switzerland were increased from five to ten years, based on a change in estimate. The cumulative effect of adopting this change in estimate on January 1, 2011 was a decrease in depreciation expense of CHF 57 million (CHF 50 million after tax).